SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Payables and Accruals [Abstract]
Advance from customers	¥ 34,709	¥ 45,411
Accrued payroll	9,536	11,065
VAT payable	3,239	3,490
Accrued Liabilities	2,632
Other payables	23,694	29,384
Total	¥ 73,810	¥ 89,350